Accounts receivable, net	12 Months Ended
Jun. 30, 2026
Credit Loss [Abstract]
Accounts receivable, net

3	Accounts receivable, net

	As of June 30,
	2026	2025
	US $	US$
Account Receivables	102,696	243,957
Less: Allowance for expected credit loss	(11,007)	(134,958)
Total accounts receivable	91,689	108,999

Movements of allowance for expected credit loss are as follows:

	As of June 30,
	2026	2025
	US $	US$
Allowance for expected credit loss, beginning balance	134,958	121,778
Addition	-	13,609
Reversal	-	(8,508)
Write off	(122,223)	-
Exchange difference	(1,728)	8,079
Allowance for expected credit loss, ending balance	11,007	134,958

The recoverability is uncertain therefore the receivable amount due from the customer was fully reserved for allowance for expected credit loss.